Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 1,704	$ 2,522
Restricted cash	478	387
Short-term investments	1,356	1,718
Accounts receivable, net of allowance for doubtful accounts of $273 and $295, respectively	2,534	2,244
Inventory	785	549
Receivable from affiliates	7	27
Deferred income taxes - current	454	300
Prepaid expenses	157	204
Other current assets	1,562	1,024
Current assets of discontinued and held for sale businesses	191	471
Total current assets	9,228	9,446
Property, Plant and Equipment:
Land	1,090	1,119
Electric generation, distribution assets and other	31,143	25,687
Accumulated depreciation	(8,944)	(8,447)
Construction in progress	1,833	4,434
Property, plant and equipment, net	25,122	22,793
Other Assets:
Investments in and advances to affiliates	1,422	1,320
Debt service reserves and other deposits	876	613
Goodwill	3,733	1,271
Other intangible assets, net of accumulated amortization of $164 and $151, respectively	566	448
Deferred income taxes - noncurrent	715	589
Other noncurrent assets	2,331	1,915
Noncurrent assets of discontinued and held for sale businesses	1,340	2,116
Total other assets	10,983	8,272
TOTAL ASSETS	45,333	40,511
CURRENT LIABILITIES
Accounts payable	2,014	1,988
Accrued interest	327	252
Accrued and other liabilities	3,398	2,451
Non-recourse debt - current, including $259 and $1,101, respectively, related to variable interest entities	2,123	2,503
Recourse Debt Current	305	463
Current liabilities of discontinued and held for sale businesses	279	408
Total current liabilities	8,446	8,065
NONCURRENT LIABILITIES
Non-recourse debt - noncurrent, including $1,156 and $1,152, respectively, related to variable interest entities	13,412	11,084
Recourse debt - noncurrent	6,180	4,149
Deferred income taxes - noncurrent	1,328	892
Pension and other post-retirement liabilities	1,729	1,505
Other noncurrent liabilities	3,083	2,532
Noncurrent liabilities of discontinued and held for sale businesses	1,348	1,811
Total noncurrent liabilities	27,080	21,973
Cumulative preferred stock of subsidiaries	78	60
THE AES CORPORATION STOCKHOLDERS' EQUITY
Common stock ($0.01 par value, 1,200,000,000 shares authorized; 807,573,277 issued and 765,186,316 outstanding at December 31, 2011 and 804,894,313 issued and 787,607,240 outstanding at December 31, 2010)	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive income (loss)	(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)	(216)
Total The AES Corporation stockholders' equity	5,946	6,473
NONCONTROLLING INTERESTS	3,783	3,940
Total equity	9,729	10,413
TOTAL LIABILITIES AND EQUITY	45,333	40,511
Parent Company
CURRENT ASSETS
Cash and cash equivalents	189	594
Restricted cash	50	10
Receivable from affiliates	871	839
Deferred income taxes - current	24	23
Total current assets	1,177	1,497
Property, Plant and Equipment:
Electric generation, distribution assets and other	81	93
Accumulated depreciation	(67)	(59)
Property, plant and equipment, net	14	34
Other Assets:
Deferred financing costs, net of accumulated amortization of $0 and $287, respectively	92	64
Investments in and advances to affiliates	12,088	10,741
Deferred income taxes - noncurrent	525	352
Other noncurrent assets	222	1
Total other assets	839	417
TOTAL ASSETS	14,118	12,689
CURRENT LIABILITIES
Accounts payable	21	14
Accrued and other liabilities	199	175
Recourse Debt Current	(305)	(463)
Total current liabilities	842	905
NONCURRENT LIABILITIES
Recourse debt - noncurrent	6,180	4,149
Other noncurrent liabilities	143	107
Total noncurrent liabilities	7,330	5,311
THE AES CORPORATION STOCKHOLDERS' EQUITY
Common stock ($0.01 par value, 1,200,000,000 shares authorized; 807,573,277 issued and 765,186,316 outstanding at December 31, 2011 and 804,894,313 issued and 787,607,240 outstanding at December 31, 2010)	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive income (loss)	(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)	(216)
Total The AES Corporation stockholders' equity	5,946	6,473
TOTAL LIABILITIES AND EQUITY	$ 14,118	$ 12,689